Equity (Deficit)	3 Months Ended
Mar. 31, 2025
Disclosure Of Equity [abstract]
Equity (Deficit)	EQUITY (DEFICIT)
A.    Certificates of Contribution “A”
The capitalization agreement between Petróleos Mexicanos and the Mexican Government states that the Certificates of Contribution “A” constitute permanent capital.
For the three-month period ended March 31, 2025, Petróleos Mexicanos received Ps. 80,002,573 in Certificates of Contribution “A” from the Mexican Government.
During 2024, Petróleos Mexicanos received Ps. 156,509,050 in Certificates of Contribution “A” from the Mexican Government.
PEMEX’s Certificates of Contribution “A” are as follows:

	Amount
Certificates of Contribution “A” as of December 31, 2023	Ps.	1,196,207,416
Increase in Certificates of Contribution “A” during 2024	156,509,050
Certificates of Contribution “A” as of December 31, 2024	Ps.	1,352,716,466
Increase in Certificates of Contribution “A” during 2025	80,002,573
Certificates of Contribution “A” as of March 31, 2025	Ps.	1,432,719,039
Mexican Government contributions made in the form of Certificates of Contribution “A” during the three-month period ended March 31, 2025 totaled Ps.80,002,573 and were designated for the strengthening of Petróleos Mexicanos' financial position, as follows:

Date	Strengthening of financial position
January 10,	Ps.	20,382,300
January 10,	1,803,442
February 7,	15,000,000
February 19,	23,532,337
March 19,	19,284,494
Total	Ps.	80,002,573
B.    Mexican Government contributions
As of March 31, 2025 and December 31, 2024, there were no Mexican Government contributions apart from Certificates of Contribution “A”.
C.    Legal reserve
Under Mexican law, each of the Subsidiary Companies is required to allocate a certain percentage of its net income to a legal reserve fund until the fund reaches an amount equal to a certain percentage of each Subsidiary Company’s capital stock.
As of March 31, 2025 and December 31, 2024, there were no changes to the legal reserve.
D.    Accumulated other comprehensive income (loss)
As a result of the analysis of the discount rate related to the liability for employee benefits for the three-month period ended March 31, 2025, PEMEX recognized a net actuarial (loss) of Ps.(95,566,136) in other comprehensive income, related to retirement and post-employment benefit obligations. The variation related to retirement and post-employment benefits resulted from a decrease in the discount rate and plan asset rates from 11.28% as of December 31, 2024, to 10.51% as of March 31, 2025.

As of March 31, 2024, the discount rate related to the liability for employee benefits carried by PEMEX was 9.82%. The discount rate was similar to the discount rate as of December 31, 2023 of 9.42%. Therefore, PEMEX did not make any adjustments in actuarial gains and losses.
E.    Accumulated deficit from prior years
PEMEX has recorded losses in the past several years. However, the Ley de Concursos Mercantiles (“Commercial Bankruptcy Law of Mexico”) is not applicable to Petróleos Mexicanos and the Subsidiary Companies. Furthermore, the
financing agreements to which PEMEX is a party do not provide for financial covenants that would be breached or events of default that would be triggered as a consequence of negative equity.
F.    Uncertainty related to going concern
The condensed consolidated interim financial statements have been prepared assuming PEMEX will continue as a going concern. The going concern assumption contemplates the realization of assets and satisfaction of liabilities in normal course of business. However, substantial doubt about PEMEX’s ability to continue as a going concern exists.
Facts and conditions
PEMEX has substantial debt, incurred mainly to finance the capital expenditures needed to carry out its capital investment projects and to fund its operating expenses. Due to its heavy fiscal burden resulting from the payment of hydrocarbon extraction duties, the cash flows derived from PEMEX’s operations in recent years have not been sufficient to fully fund its operations and capital expenditure programs, which have been partially supported by the Mexican Government's equity contributions. In addition, PEMEX´s working capital has deteriorated in recent years.

In 2024, certain ratings agencies downgraded PEMEX’s credit rating, mainly driven by concerns around its operating performance, liquidity and the Mexican Government’s ability and willingness to provide PEMEX with additional liquidity, as well the volatility of the crude oil prices and the downgrade of the Mexican Government’s sovereign debt rating, impacting PEMEX´s access to the financial markets, the cost and terms of PEMEX’s new debt and contract renegotiations that PEMEX may carry out during 2025. These conditions have negatively impacted PEMEX’s financial performance and liquidity position.
For the three-month periods ended March 31, 2025 and 2024, PEMEX recognized net (loss) income of Ps.(43,328,932) and Ps.4,682,206, respectively. In addition, as of March 31, 2025 and December 31, 2024, PEMEX had a negative equity of Ps.(2,041,393,271), and Ps.(1,983,775,736), respectively, mainly due to continuous net losses in prior years, and a negative working capital of Ps.722,608,374 and Ps.767,968,661, as of March 31, 2025 and December 31, 2024, respectively.
PEMEX has budget autonomy, and, in public finance terms, is subject to the cash flows financial balance goals approved in the Decreto de Presupuesto de Egresos de la Federación (“Federal Expenditure Budget Decree”). This represents the difference between its gross revenues (inflows) and its total budgeted expenditures (outflows) including the financial cost of its debt, which is proposed by the SHCP and approved by the Chamber of Deputies. The Federal Budget for 2025 authorized PEMEX to have a financial balance budget of Ps.248,722,000 and conduct financing activities that do not represent a net debt in terms of public debt greater than Ps.245,388,650 and other financing activities that do not represent net public debt. This financial balance does not consider the payment of principal during 2025, which PEMEX expects to cover with equity contributions from the Mexican Government. PEMEX has short-term debt principal maturities (including interest payable) of Ps.561,781,184 as of March 31, 2025.

The combined effect of the above-mentioned events indicates substantial doubt about PEMEX’s ability to continue as a going concern.
Actions-
PEMEX and the Mexican Government are carrying out the following actions, among others, to preserve liquidity and let PEMEX pay its commitments:

The application of the tax credit decree to automotive fuels published in the Official Gazette of the Federation of March 4, 2022 was in effect for 2023 and 2024, and remains in effect through 2025. This decree allows PEMEX to substantially recover from the Mexican Government the difference between the international reference price of gasoline and diesel and the price at which they trade in the domestic market, accounting for inflation.
Pursuant to the Energy Reform Decree, Petróleos Mexicanos and its Subsidiary Entities are no longer subject to income tax as of November 1, 2024.

Separately, the 2025 Federal Revenue Law introduces changes to the fiscal regime applicable to Petróleos Mexicanos aimed at simplifying its fiscal framework and reducing the number of taxes and duties to which it is subject. As of January 1, 2025, the Mexican Government has consolidated the Profit-Sharing Duty, the Hydrocarbon Extraction Duty and the Hydrocarbon Exploration Duty payable by Petróleos Mexicanos into the Welfare Oil Duty, which is set at a general rate of 30% on oil and fuel production and 11.63% for non-associated gas. PEMEX is currently evaluating the economic nature of the welfare oil duty, which may result in a classification change in the Statement of Comprehensive Income in subsequent periods.

The Mexican Government’s Federal Budget for 2025 includes Ps.136,210,300 for PEMEX to face its short-term liabilities, which will be received during 2025.

Further, PEMEX has the capacity to refinance its short-term debt maturities through direct loans and revolving credit facilities. PEMEX's ability to refinance its short-term debt depends on factors beyond its control.

The Revenue Law for 2025 also authorized PEMEX to incur a net additional indebtedness up to Ps.245,388,650 (Ps.143,403,700 and U.S.$5,512,700), which is considered as public debt by the Mexican Government and may be used to partially cover its financial balance in 2025.

PEMEX reviews and aligns its capital expenditures portfolio in accordance with updated economic assumptions on a periodic basis and giving priority to those projects which increase production in an efficient manner and at the lowest cost.

Prices of crude oil, natural gas and petroleum products remained volatile in 2024, similar to 2023, due to ongoing market conditions. If international values for the Mexican oil price were higher than the average price of U.S.$57.80 per barrel, which was the reference price used to prepare PEMEX’s financial balance for 2025, this additional revenue would enable PEMEX to achieve its business plan objectives more quickly. During the three-month period ended March 31, 2025, the average price of crude oil was U.S.$67.80 per barrel.

Petróleos Mexicanos State-Owned Public Company is not subject to the Commercial Bankruptcy Law of Mexico and none of PEMEX’s existing financing agreements include any financial covenants that could lead to the demand for immediate payment of its debt due to having negative equity or non-compliance with financial ratios.

As a reference, PEMEX prepared its condensed consolidated interim financial statements as of March 31, 2025 and December 31, 2024 on a going concern basis. There are certain conditions that have generated material uncertainty and significant doubts concerning the entity’s ability to continue operating, including recurring net losses, negative working capital and negative equity. Those financial statements do not contain any adjustments that would be required if they were not prepared on a going concern basis.

G.    Non-controlling interest
PEMEX does not currently own all of the shares of PMI CIM and COMESA, variations in income and equity from these entities are also presented in the consolidated statements of changes in equity (deficit) as “non-controlling interest.”
As of March 31, 2025 and December 31, 2024, non-controlling interest represented (losses) of Ps.(276,011) and Ps. (274,387), respectively, in PEMEX’s equity (deficit).